Long-term Debt (Details) (USD $)			12 Months Ended						1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 ABN AMRO Bank	Dec. 31, 2012 Unicredit Bank	Dec. 31, 2012 Credit Suisse	Dec. 31, 2012 Credit Suisse	Dec. 31, 2012 Commerzbank	Dec. 31, 2012 ABN AMRO Bank	Feb. 28, 2013 Paragon Shipping Inc	Nov. 30, 2012 Paragon Shipping Inc	Aug. 31, 2011 Paragon Shipping Inc	Dec. 31, 2012 Paragon Shipping Inc	Dec. 31, 2012 Spread 2 Unicredit Bank	Dec. 31, 2012 Spread 2 Commerzbank	Dec. 31, 2012 Spread 3 Unicredit Bank
Debt Instrument [Line Items]
Loan amount			$ 100,000,000	$ 30,000,000	$ 22,000,000	$ 22,000,000	$ 30,250,000	$ 25,000,000				$ 30,000,000
Loan reference interest rate			LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR				LIBOR
Loan interest rate margin			3.00%	2.80%	3.00%	3.00%	2.35%	3.75%				4.00%	4.50%	2.65%	3.00%
Loan prepayment to affilate									$ 1,000,000	$ 1,000,000	$ 15,000,000
Weighted average interest rate	3.47%	3.28%